TAXATION - Components of domestic and foreign income before income tax expenses (Details)	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Income/(loss) from domestic and foreign components before income tax expenses
Domestic		¥ 2,207,474,278	¥ 1,873,383,988	¥ 627,725,908
Foreign		(3,967,579,279)	1,131,979,994	(592,473,548)
Total	$ (253,507,851)	¥ (1,760,105,001)	¥ 3,005,363,982	¥ 35,252,360